Commitments and Contingencies (Details) - USD ($)		3 Months Ended	5 Months Ended	12 Months Ended
	Nov. 03, 2025	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
Commitments and Contingencies [Line Items]
Implied share price		$ 10
Deferred underwriting fee payable			$ 9,200,000
Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Over allotment period		45 days	45 days
Percentage of cash underwriting discount		2.25%		2.25%
Deferred underwriting discount			4.00%
Offering expenses		$ 575,000	$ 575,000	$ 575,000
Deferred underwriting fee payable		0.04
IPO [Member] | Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Cash underwriting discount		5,175,000	5,175,000
Deferred underwriting fee payable		$ 9,200,000	$ 9,200,000
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Number of units issued	3,000,000
Implied share price	$ 10
Over-Allotment Option [Member] | Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Number of units issued		3,000,000	3,000,000